NON-CONTROLLING INTERESTS - Material Partly-owned Subsidiary (Details)		12 Months Ended
	Nov. 15, 2021	Dec. 31, 2021	Dec. 31, 2020
Telkomsel
Noncontrolling Interests
Ownership interest		35.00%	35.00%
Mitratel
Noncontrolling Interests
Ownership interest	28.13%	28.13%